Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	357,119,047.41	20,602
Yield Supplement Overcollateralization Amount 06/30/25	23,212,607.31	0
Receivables Balance 06/30/25	380,331,654.72	20,602
Principal Payments	18,406,041.70	532
Defaulted Receivables	522,073.16	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	21,569,741.36	0
Pool Balance at 07/31/25	339,833,798.50	20,040

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.08%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,529,283.58	293
Past Due 61-90 days	2,249,691.18	89
Past Due 91-120 days	451,248.58	17
Past Due 121+ days	0.00	0
Total	10,230,223.34	399

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	504,230.19
Aggregate Net Losses/(Gains) - July 2025	17,842.97
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	0.25%
Third Prior Net Losses/(Gains) Ratio	0.10%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.83%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	37.42

Flow of Funds	$ Amount
Collections	20,751,537.98
Investment Earnings on Cash Accounts	16,502.37
Servicing Fee	(316,943.05)
Transfer to Collection Account	-
Available Funds	20,451,097.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,185,130.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,053,009.25
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,785,515.04

Total Distributions of Available Funds	20,451,097.30

Servicing Fee	316,943.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	351,886,807.75
Principal Paid	17,285,248.91
Note Balance @ 08/15/25	334,601,558.84

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2b
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-3
Note Balance @ 07/15/25	205,256,807.75
Principal Paid	17,285,248.91
Note Balance @ 08/15/25	187,971,558.84
Note Factor @ 08/15/25	63.2474962%

Class A-4
Note Balance @ 07/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	99,500,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	31,390,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	15,740,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,380,333.35
Total Principal Paid	17,285,248.91
Total Paid	18,665,582.26

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.33962%
Coupon	5.04962%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	797,080.60
Principal Paid	17,285,248.91
Total Paid to A-3 Holders	18,082,329.51

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3223737
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5594483
Total Distribution Amount	17.8818220

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.6819670
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.1603261
Total A-3 Distribution Amount	60.8422931

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	697.30
Noteholders' Principal Distributable Amount	302.70

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	2,616,119.83
Investment Earnings	9,448.05
Investment Earnings Paid	(9,448.05)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,706,198.22	$1,762,008.26	$1,988,881.86
Number of Extensions	115	77	81
Ratio of extensions to Beginning of Period Receivables Balance	0.71%	0.44%	0.48%